Credit Facilities, Long-Term Debt, and Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31	2017			2016
	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest(1)
Credit facilities(2)	27	27	2.8%	—	—	—%
Debentures	1,046	1,051	6.0%	1,045	1,051	6.0%
Senior notes(3)	1,499	1,510	6.0%	2,151	2,158	5.0%
Non-recourse(4)	1,022	1,032	4.3%	1,038	1,048	4.5%
Other(5)	44	44	9.2%	54	54	9.2%
	3,638	3,664		4,288	4,311
Finance lease obligations	69			73
	3,707			4,361
Less: current portion of long-term debt	(729)			(623)
Less: current portion of finance lease obligations	(18)			(16)
Total current long-term debt and finance lease obligations	(747)			(639)
Total credit facilities, long-term debt, and finance lease obligations	2,960			3,722

(1) Interest is an average rate weighted by principal amounts outstanding before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2017 - US$1.2 billion (Dec. 31, 2016 - US$1.6 billion).
(4) Includes US$27 million at Dec. 31, 2017 (Dec. 31, 2016 - US$53 million).
(5) Includes US$24 million at Dec. 31, 2017 (Dec. 31, 2016 - US$29 million) of tax equity financing.

Disclosure of principal repayments

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Principal repayments(1)	730	469	472	100	581	1,312	3,664
(1) Excludes impact of derivatives.
Disclosure of amounts payable for mining assets and other finance leases
Amounts payable for mining assets and other finance leases are as follows:

As at Dec. 31	2017		2016
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
Within one year	20	20	19	19
Second to fifth years inclusive	43	38	44	39
More than five years	15	11	21	15
	78	69	84	73
Less: interest costs	9	—	11	—
Total finance lease obligations	69	69	73	73

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease obligations	18		16
Long-term portion of finance lease obligations	51		57
	69		73